Property, plant and equipment (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item
Disclosure of detailed information about property, plant and equipment [line items]
Number of exploratory wells capitalized for less than three years.	3	2	2
Property, plant and equipment. | $	$ 775,686,000	$ 740,491,000	$ 686,824,000
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment. | $	96,009,000	100,955,000	80,579,000
seismic and other exploratory assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment. | $	83,352,000	95,268,000	72,581,000
Exploration Wells [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment. | $	12,657,000	$ 5,687,000	$ 7,998,000
Exploration Wells [Member] | CPO-5 Block (Colombia) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Exploratory Wells		2
Exploration Wells [Member] | Espejo Block (Ecuador) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Exploratory Wells		2
Impairment loss recognised in profit or loss, property, plant and equipment | $	$ 12,878,000
Exploration Wells [Member] | Llanos 87 Block (Colombia) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Exploratory Wells			3
Exploration Wells [Member] | Llanos 124 Block (Colombia) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Exploratory Wells			1
Exploration Wells [Member] | PUT-8 Block (Colombia) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Exploratory Wells	1